Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6. Commitments and Contingencies

Operating leases: The Company entered into an Affiliate Member Services Agreement on December 19, 2016 which provides facilities space as well as other services. The term of the agreement commenced on January 1, 2017 and continues until either party provides 30 days’ notice of termination. The Company incurred rent expenses of $3,600 for the six-month period ended June 30, 2017 and did not incur any rent expenses for the year ended December 31, 2016.

Other legal contingencies: From time to time, the Company may be involved in various claims arising in the normal course of business. Management is not aware of any material claims, disputes or unsettled matters that would have a material adverse effect on the Company’s results of operations, liquidity or financial position that the Company has not adequately provided for in the accompanying financial statements.

Note 6. Commitments and Contingencies

Operating leases: The Company entered into an Affiliate Member Services Agreement on December 19, 2016 which provides facilities space as well as other services. The term of the agreement commences on January 1, 2017 and continues until either party provides 30 days’ notice of termination. The Company did not incur any rent expenses for the year ended December 31, 2016 or the period from May 28, 2015 through December 31, 2015.

Other legal contingencies: From time to time, the Company may be involved in various claims arising in the normal course of business. Management is not aware of any material claims, disputes or unsettled matters that would have a material adverse effect on the Company’s results of operations, liquidity or financial position that the Company has not adequately provided for in the accompanying financial statements.